                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [_]; Amendment Number: ________
   This Amendment (Check only one):       [_] is a restatement.
                                          [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Marketus Associates, L.L.C
Address: 600 Fifth Avenue (25th Floor)
         New York, NY 10020

Form 13F File Number: 28-12065

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Edmund A. Hajim, Managing Member, MLH Capital, L.L.C
Title: Managing Member of Marketus Associates, L.L.C
Phone: (212) 218-8282

Signature, Place, and Date of Signing:


     /s/ Edmund A. Hajim               New York, Ny               5/2/2008
-------------------------------
         [Signature]                   [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reprted by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number           Name
--------------------           -----------------------------------------------
28-_____________               None

[Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          -0-

Form 13F Information Table Entry Total:     26

Form 13F Information Table Value Total:     55
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.        Form 13F File Number                     Name
---        ---------------------------------------  --------------------------
____       28-__________                            NONE

[Repeat as necessary.]

MARKETUS ASSOCIATES, L.L.C.
File Number: 028 - 12065

Column 1                   Column 2    Column 3  Column 4  Column 5    Column 6       Column 8
--------                -------------- --------- -------- ----------- ---------- -------------------
                                                          Shares/Prn              Voting Authority
                                                  Value   Amount/Put- Investment -------------------
Name of Issuer          Title of Class  Cusip    (x$1000)    Call     Discretion  Sole   Shared None
--------------          -------------- --------- -------- ----------- ---------- ------- ------ ----
AMR CORP                  COM          001765106   1,173  130,000 SH     SOLE    130,000   --    --
ALTRIA GROUP INC          COM          02209S103   1,110   50,000 SH     SOLE     50,000   --    --
APPLE INC                 COM          037833100   3,157   22,000 SH     SOLE     22,000   --    --
C&D TECHNOLOGIES INC      COM          124661109   1,255  250,000 SH     SOLE    250,000   --    --
CISCO SYS INC             COM          17275R102   3,373  140,000 SH     SOLE    140,000   --    --
COMPASS DIVERSIFIED       SH BEN INT   20451Q104   1,907  145,000 SH     SOLE    145,000   --    --
  HOLDING
CONTINENTAL AIRLS INC     CL B         210795308   2,692  140,000 SH     SOLE    140,000   --    --
CORNING INC               COM          219350105   3,606  150,000 SH     SOLE    150,000   --    --
ENERSYS                   COM          29275Y102     478   20,000 SH     SOLE     20,000   --    --
GENERAL ELECTRIC CO       COM          369604103   2,221   60,000 SH     SOLE     60,000   --    --
GRACE W R & CO DEL NEW    COM          38388F108   4,336  190,000 SH     SOLE    190,000   --    --
GRIFFON CORP              COM          398433102   1,075  125,000 SH     SOLE    125,000   --    --
HERCULES OFFSHORE INC     COM          427093109   3,517  140,000 SH     SOLE    140,000   --    --
ILLINOIS TOOL WKS INC     COM          452308109   3,376   70,000 SH     SOLE     70,000   --    --
INTERVOICE INC NEW        COM          461142101   1,592  200,000 SH     SOLE    200,000   --    --
JOHNSON & JOHNSON         COM          478160104   2,595   40,000 SH     SOLE     40,000   --    --
MARKET VECTORS ETF TR     GOLD         57060U100     716   15,000 SH     SOLE     15,000   --    --
                          MINER ETF
MICROSOFT CORP            COM          594918104   3,406  120,000 SH     SOLE    120,000   --    --
PFIZER INC                COM          717081103   1,047   50,000 SH     SOLE     50,000   --    --
RENAISSANCE ACQUISITION   COM          75966C305   1,405  250,000 SH     SOLE    250,000   --    --
  CORP
SPDR TR                   UNIT SER 1   7K599W9R8   1,147    1,100 PUT    SOLE      1,100   --    --
STREETTRACKS GOLD TR      GOLD SHS     863307104   3,616   40,000 SH     SOLE     40,000   --    --
TENNECO INC               COM          880349105     559   20,000 SH     SOLE     20,000   --    --
3M CO                     COM          88579Y101   3,720   47,000 SH     SOLE     47,000   --    --
TRONOX INC                CL A         897051108     998  250,000 SH     SOLE    250,000   --    --
TUMBLEWEED                COM          899690101     891  730,000 SH     SOLE    730,000   --    --
  COMMUNICATIONS CO
                                                  ------
                                                  54,964
                                                  ------